INVESTMENT IN ASSOCIATES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Associates and Joint Ventures [Line Items]
Revenues	[1]	$ 2,503	$ 1,886	$ 1,643
Net income	[1]	606	1,619	27
Other comprehensive income		216	(108)	(86)
Comprehensive income (loss)		822	1,511	$ (59)
Acquisition-related costs for transaction			105
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Revenues		1,008	1,227
Net income		99	57
Other comprehensive income		(375)	21
Comprehensive income (loss)		(276)	78
Australian Regulated Utility
Disclosure of Associates and Joint Ventures [Line Items]
Revenues		1,008	1,227
Net income		99	57
Other comprehensive income		(375)	21
Comprehensive income (loss)		$ (276)	$ 78

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.